WARRANTS (Tables)	6 Months Ended
Mar. 31, 2026
Class of Warrant or Right [Line Items]
SCHEDULE OF ACTIVITIES RELATED TO FAIR VALUE OF WARRANTS

The following table summarizes the activities related to fair value of the Series A Warrants and Series B Warrants:

	Total Valuation	Series A Warrants (a)		Series B Warrants (b)
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the period	$902,287	89,835	$894,350	502	$7,937
Issuance	-	-	-	-	-
Fair value changes	(560,596)	-	(559,014)	-	(1,582)
Exercise	(5,839)	-	-	(396)	(5,839)
Balance at end of the period	$335,852	89,835	$335,336	106	$516

Representatives Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS

The fair value of Representative’s Warrants was determined using the Binomial Tree Pricing Model and the following assumptions:

December 20, 2024
Share price (post-reverse-split)	$1,580
Risk free interest rate	4.37%
Expected life (years)	5
Expected volatility	84.5%

SCHEDULE OF ACTIVITIES RELATED TO FAIR VALUE OF WARRANTS

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant*	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2024	-	-
Issuance	288	$2,250	5.0
Exercised	-	-	-
Forfeited or expired	-	-
Outstanding as of March 31, 2025	288	$2,250	4.8

Outstanding as of September 30, 2025	288	$2,250	4.2
Issuance	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of March 31, 2026	288	$2,250	3.7

*	The number of warrants, as well as the exercise prices stated herein, have been retroactively adjusted to reflect the reverse stock split and share consolidation that occurred in September 2025 and July 30, 2026, respectively.

Series A Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS

The fair value of Series A Warrants was determined using the Monte Carlo Model and the following assumptions:

	March 31, 2026	September 8, 2025
Initial floor price (post-reverse-split)	$22.75	$22.75
Share price (post-reverse-split)	$4.85	$32.30
Exercise price (post-reverse-split)	$3.90	$112.00
Risk free interest rate	3.89%	3.57%
Expected life (years)	4.4	5
Expected volatility	83.8%	86.9%

Series B Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS

The fair value Series B Warrants was determined using the Monte Carlo Model and Black-Scholes Model and the following assumptions:

	March 31, 2026		September 8, 2025
	10 Year	15 Year	10 Year	15 Year
Initial floor price (post-reverse-split)	$22.75	$22.75	$22.75	$22.75
Share price (post-reverse-split)	$4.85	$4.85	$32.30	$32.30
Initial exercise price (post-reverse-split)	$0.004	$0.004	$0.004	$0.004
Risk free interest rate	4.26%	4.56%	4.05%	4.35%
Expected life (years)	10	15	10	15
Expected volatility	79.1%	79.4%	80.4%	80.5%